Fair Value of Financial Instruments - Schedule of Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total cash equivalents measured at fair value	$ 7,962
Total marketable securities measured at fair value	30,654
Preferred stock warrants liability	871	$ 994
Total liabilities measured at fair value	871	994
Commercial paper
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total marketable securities measured at fair value	18,751
U.S. government agency securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total marketable securities measured at fair value	9,925
U.S. treasury securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total marketable securities measured at fair value	1,978
Money market funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total cash equivalents measured at fair value	7,962
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total cash equivalents measured at fair value	7,962
Total marketable securities measured at fair value	1,978
Preferred stock warrants liability	0	0
Total liabilities measured at fair value	0	0
Level 1 | Commercial paper
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total marketable securities measured at fair value	0
Level 1 | U.S. government agency securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total marketable securities measured at fair value	0
Level 1 | U.S. treasury securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total marketable securities measured at fair value	1,978
Level 1 | Money market funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total cash equivalents measured at fair value	7,962
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total cash equivalents measured at fair value	0
Total marketable securities measured at fair value	28,676
Preferred stock warrants liability	0	0
Total liabilities measured at fair value	0	0
Level 2 | Commercial paper
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total marketable securities measured at fair value	18,751
Level 2 | U.S. government agency securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total marketable securities measured at fair value	9,925
Level 2 | U.S. treasury securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total marketable securities measured at fair value	0
Level 2 | Money market funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total cash equivalents measured at fair value	0
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total cash equivalents measured at fair value	0
Total marketable securities measured at fair value	0
Preferred stock warrants liability	871	994
Total liabilities measured at fair value	871	$ 994
Level 3 | Commercial paper
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total marketable securities measured at fair value	0
Level 3 | U.S. government agency securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total marketable securities measured at fair value	0
Level 3 | U.S. treasury securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total marketable securities measured at fair value	0
Level 3 | Money market funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total cash equivalents measured at fair value	$ 0